SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 264,105	$ 75,628	$ 178,319
Credit cards	61,461	28,492	31,918
Accrued dividend - preferred stock		6,849	484
Accrued liabilities	91,900	4,704	87,500
Accounts payable and accrued liabilities	$ 417,466	115,673	401,014
Payroll liabilities			$ 102,793